Income Taxes - Income Tax Loss Carryforwards Expiration Dates (Details) $ in Thousands	Jan. 31, 2024 USD ($)
Income Taxes
Income tax loss carryforwards	$ 10,137
2025
Income Taxes
Income tax loss carryforwards	167
2026
Income Taxes
Income tax loss carryforwards	60
2027
Income Taxes
Income tax loss carryforwards	414
2028
Income Taxes
Income tax loss carryforwards	191
2029
Income Taxes
Income tax loss carryforwards	292
Thereafter
Income Taxes
Income tax loss carryforwards	9,013
United States | Domestic tax authority
Income Taxes
Income tax loss carryforwards	1,257
United States | Domestic tax authority | 2027
Income Taxes
Income tax loss carryforwards	138
United States | Domestic tax authority | 2028
Income Taxes
Income tax loss carryforwards	138
United States | Domestic tax authority | 2029
Income Taxes
Income tax loss carryforwards	138
United States | Domestic tax authority | Thereafter
Income Taxes
Income tax loss carryforwards	843
EMEA | Foreign tax authority
Income Taxes
Income tax loss carryforwards	7,793
EMEA | Foreign tax authority | Thereafter
Income Taxes
Income tax loss carryforwards	7,793
Asia Pacific | Foreign tax authority
Income Taxes
Income tax loss carryforwards	1,087
Asia Pacific | Foreign tax authority | 2025
Income Taxes
Income tax loss carryforwards	167
Asia Pacific | Foreign tax authority | 2026
Income Taxes
Income tax loss carryforwards	60
Asia Pacific | Foreign tax authority | 2027
Income Taxes
Income tax loss carryforwards	276
Asia Pacific | Foreign tax authority | 2028
Income Taxes
Income tax loss carryforwards	53
Asia Pacific | Foreign tax authority | 2029
Income Taxes
Income tax loss carryforwards	154
Asia Pacific | Foreign tax authority | Thereafter
Income Taxes
Income tax loss carryforwards	$ 377